United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F cover page


Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one): 	[   ] is a restatement.
					[   ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		Salem Capital Management
Address:	200 Unicorn Park Drive
		Woburn, MA  01801

Form 13F File Number:	28-03625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting Manager:

Name:		Helene C. Brodette
Title:		Systems Manager
Phone:		781-932-9005
Signature, Place, and Date of Signing

/s/ Helene C. Brodette	Woburn, MA	April 17, 2012

Report Type (check only one):

[ X ]	13F Holdings Report

[   ]	13F Notice

[   ]	13f combination report

Form 13F summary page


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	74

Form 13F Information Table Value Total:	202747 (X$1000)



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
DuPont PFD $3.50 SER A         PFD              263534208      246     2800 SH       Sole                     1200              1600
Genl Elec Capital Corp. PFD 6% PFD              369622451      203     8000 SH       Sole                     4000              4000
3M Company                     COM              88579y101     1381    15475 SH       Sole                     3575             11900
ABB AB Spons ADR               COM              000375204      408    20000 SH       Sole                                      20000
AT & T Corp.                   COM              00206R102      678    21705 SH       Sole                     1272             20433
Abbott Laboratories            COM              002824100     4410    71950 SH       Sole                     3400             68550
Anadarko Petroleum             COM              032511107     5439    69425 SH       Sole                     8900             60525
Analog Devices                 COM              032654105     3327    82350 SH       Sole                     4800             77550
Automatic Data Proc            COM              053015103      210     3800 SH       Sole                                       3800
AvalonBay Communities          COM              053484101      652     4611 SH       Sole                     1823              2788
Barrick Gold Corp              COM              067901108     7502   172539 SH       Sole                    19214            153325
CVS/Caremark Corp.             COM              126650100     7609   169844 SH       Sole                    25300            144544
Caterpillar                    COM              149123101      288     2700 SH       Sole                                       2700
Chevron Corp.                  COM              166764100      741     6915 SH       Sole                                       6915
Cintas Corp                    COM              172908105      244     6225 SH       Sole                                       6225
Cisco Systems                  COM              17275R102     2017    95375 SH       Sole                     3800             91575
Coca-Cola Co.                  COM              191216100      238     3210 SH       Sole                                       3210
Colgate Palmolive              COM              194162103      873     8928 SH       Sole                     4303              4625
Conocophillips                 COM              20825C104     4546    59812 SH       Sole                    10100             49712
Corning                        COM              219350105     3949   280500 SH       Sole                    42250            238250
Costco Wholesale Corp.         COM              22160k105     1314    14467 SH       Sole                     3747             10720
Devon Energy                   COM              25179M103     6699    94188 SH       Sole                    10100             84088
Diebold Inc.                   COM              253651103     4262   110650 SH       Sole                     7000            103650
Dow Chemical                   COM              260543103     3034    87600 SH       Sole                    16500             71100
DuPont                         COM              263534109     5267    99562 SH       Sole                    11100             88462
Duke Energy Corp.              COM              26441C105     4008   190752 SH       Sole                    16216            174536
EMC Corp.                      COM              268648102     1516    50750 SH       Sole                    19600             31150
EOG Resources, Inc.            COM              26875P101     1144    10300 SH       Sole                     3500              6800
Exxon Mobil                    COM              30231G102     1052    12130 SH       Sole                     2555              9575
Fedex Corp.                    COM              31428X106      290     3150 SH       Sole                      500              2650
General Electric               COM              369604103     5914   294656 SH       Sole                    65442            229214
General Mills                  COM              370334104      640    16212 SH       Sole                     5012             11200
Glaxo Smithkline PLC-Spon ADR  COM              37733W105     5254   117000 SH       Sole                    15400            101600
Halliburton Co.                COM              406216101     2339    70475 SH       Sole                    15100             55375
Hewlett-Packard                COM              428236103     2092    87802 SH       Sole                    11200             76602
Home Depot Inc.                COM              437076102      694    13800 SH       Sole                     4950              8850
Honeywell Int'l                COM              438516106     6218   101843 SH       Sole                    18518             83325
Int'l Bus Machines             COM              459200101     1385     6640 SH       Sole                     1430              5210
Intel                          COM              458140100     5046   179470 SH       Sole                    38745            140725
International Paper            COM              460146103     4481   127650 SH       Sole                    16200            111450
JP Morgan Chase & Co.          COM              46625H100      359     7808 SH       Sole                     4458              3350
Johnson & Johnson              COM              478160104     6614   100278 SH       Sole                    20400             79878
Kimberly-Clark                 COM              494368103     3242    43877 SH       Sole                     5000             38877
Lilly, Eli                     COM              532457108     2347    58300 SH       Sole                    13600             44700
MDU Resources Group            COM              552690109     1770    79050 SH       Sole                     4600             74450
Marathon Oil Corp.             COM              565849106     5408   170600 SH       Sole                    23500            147100
Medco Health Solutions, Inc.   COM              58405U102      322     4576 SH       Sole                      964              3612
Merck & Co.                    COM              58933Y105     5214   135785 SH       Sole                    24100            111685
Microsoft                      COM              594918104     4775   148033 SH       Sole                    31150            116883
National Fuel Gas              COM              636180101      686    14250 SH       Sole                     5500              8750
Nestle S A ADR                 COM              641069406     3496    55487 SH       Sole                    15325             40162
Newmont Mining Corp.           COM              651639106     4596    89650 SH       Sole                    13100             76550
Novartis AG ADR                COM              66987V109     5225    94290 SH       Sole                    15150             79140
Paccar Inc.                    COM              693718108     4513    96374 SH       Sole                    18800             77574
Paychex Inc                    COM              704326107     1200    38711 SH       Sole                     6037             32674
Pfizer Inc.                    COM              717081103     5138   226904 SH       Sole                    45800            181104
Philips Elec ADR               COM              500472303     2621   128796 SH       Sole                    21600            107196
Plum Creek Timber              COM              729251108      476    11450 SH       Sole                     2400              9050
Procter & Gamble               COM              742718109     6523    97050 SH       Sole                    14382             82668
QEP Resources                  COM              74733V100      531    17400 SH       Sole                     7000             10400
Questar Corp.                  COM              748356102      372    19300 SH       Sole                     7000             12300
Schlumberger, Ltd.             COM              806857108     4633    66253 SH       Sole                    12500             53753
Southern Co.                   COM              842587107      593    13200 SH       Sole                     2250             10950
Stryker                        COM              863667101      485     8750 SH       Sole                     1800              6950
Sysco                          COM              871829107      228     7633 SH       Sole                                       7633
Talisman Energy Inc.           COM              87425E103     2685   213100 SH       Sole                    42000            171100
Unilever PLC ADR               COM              904767704     6842   207026 SH       Sole                    28960            178066
Union Pacific Corp.            COM              907818108      358     3332 SH       Sole                                       3332
United Technologies            COM              913017109     2521    30401 SH       Sole                     9800             20601
Walgreen Co.                   COM              931422109     3553   106100 SH       Sole                    21850             84250
Weyerhaeuser Co.               COM              962166104     5521   251850 SH       Sole                    40500            211350
Exxon Mobil                    COM              30231G102      304     3500 SH       Sole                                       3500
Int'l Bus Machines             COM              459200101     1313     6293 SH       Sole                     6293
LA Cent Oil&Gas Co.            COM              546234204      675      225 SH       Sole                      225